DISCONTINUED OPERATIONS (Details Narrative) - DenseLight [Member] - USD ($)		12 Months Ended	32 Months Ended
	Nov. 08, 2019	Dec. 31, 2020	Jul. 03, 2022
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary, sold	100.00%
Cash flows from losing control of subsidiaries or other businesses	$ 26,000,000
Gain on sale of subsidiary		$ 2,500,000
Disposal of major subsidiary [member]
IfrsStatementLineItems [Line Items]
Cash flows from losing control of subsidiaries or other businesses	$ 23,500,000		$ 23,500,000